UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08134

Investment Company Act File Number

Eaton Vance Municipals Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

October 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance High Yield Municipal Income Fund

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund

Eaton Vance

High Yield Municipal Income Fund

October 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 109.6%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 1.2%
Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$7,000	$7,039,060
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	1,150	1,172,517
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13(1)	900	571,473
Western Generation Agency, OR, (Wauna Cogeneration), 5.00%, 1/1/21	340	341,697

		$9,124,747

Education — 6.0%
Harris County, TX, Cultural Education Facilities Finance Corp., (Baylor College of Medicine), 5.00%, 11/15/37	$2,445	$2,769,769
Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38(1)	800	319,960
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	12,625	15,309,075
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(2)	10,000	11,615,400
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,935	2,271,032
University of Washington, 5.00%, 7/1/33	10	12,016
University of Washington, 5.00%, 7/1/33(2)(3)	9,880	11,871,512

		$44,168,764

Electric Utilities — 2.1%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,715	$1,801,625
Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 8.25%, 5/1/33	3,570	573,877
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	5,920	6,948,304
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	2,420	2,650,965
Puerto Rico Electric Power Authority, 5.00%, 7/1/42	3,250	3,260,920

		$15,235,691

Escrowed/Prerefunded — 0.4%
Dawson Ridge, CO, Metropolitan District No. 1, Escrowed to Maturity, 0.00%, 10/1/22	$3,500	$2,802,730

		$2,802,730

General Obligations — 5.5%
California, 5.50%, 3/1/40	$1,315	$1,520,074
Louisiana, 4.00%, 8/1/30(2)	5,200	5,698,784
Louisiana, 4.00%, 8/1/31(2)	5,200	5,671,016
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	6,480	7,363,742
Washington, 4.00%, 7/1/28	3,485	3,894,836
Washington, 5.25%, 2/1/36(2)	10,000	11,797,200
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/32	3,855	4,616,787

		$40,562,439

Health Care-Miscellaneous — 1.2%
Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$1,700	$1,505,775

1

Security	Principal Amount (000’s omitted)	Value
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.75%, 12/1/36(4)	$471	$471,830
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(4)	438	439,043
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.90%, 12/1/36(4)	368	369,274
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.25%, 12/1/36(4)	69	69,258
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.375%, 12/1/36(4)	157	157,404
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.50%, 12/1/36(4)	435	436,015
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.70%, 12/1/36(4)	182	183,075
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.81%, 12/1/36(4)	365	365,271
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.875%, 12/1/36(4)	109	109,845
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 7.00%, 12/1/36(4)	243	243,279
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 3, 7.00%, 12/1/36(4)	201	201,208
Yavapai County, AZ, Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	4,150	4,241,134

		$8,792,411

Hospital — 15.3%
California Statewide Communities Development Authority, (Sutter Health), 5.25%, 11/15/48	$9,780	$10,538,341
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	8,300	8,566,513
Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	905	933,860
Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	875	899,211
Hawaii Pacific Health Special Purpose Revenue, 5.50%, 7/1/40	6,555	7,218,759
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	6,340	8,238,006
Johnson City, TN, Health & Educational Facilities Board, (Mountain States Health Alliance), 6.00%, 7/1/38	3,335	3,872,969
Knox County, TN, Health, Educational & Housing Facilities, (Covenant Health), 0.00%, 1/1/40	12,870	3,337,062
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	2,005	2,458,671
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	6,205	6,312,471
Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	4,500	4,695,210
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(2)	7,470	8,269,589
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	3,190	3,565,463
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,000	2,215,740
Oneida County, NY, Industrial Development Agency, (St. Elizabeth Medical Center), 6.00%, 12/1/29	2,560	2,561,664
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 5.00%, 7/1/42	2,550	2,600,771
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.00%, 10/1/42	2,985	3,230,606
South Lake County, FL, Hospital District, (South Lake Hospital), 6.25%, 4/1/39	3,065	3,546,512
Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	5,735	6,004,774

2

Security	Principal Amount (000’s omitted)	Value
Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Healthcare Project), 4.75%, 12/1/36	$14,660	$15,235,112
Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.25%, 3/1/35	2,800	2,853,620
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.25%, 8/15/31	5,650	6,000,808

		$113,155,732

Housing — 2.5%
Charter Mac Equity Trust, TN, 6.00%, 5/15/19(4)	$4,000	$4,756,160
Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	1,505	1,510,373
Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 7.125%, 11/1/29	400	401,156
Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	2,660	2,661,357
Oregon Health Authority, (Trillium Affordable Housing), Series B, (AMT), 6.75%, 2/15/29	1,180	1,180,153
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/49(1)	860	481,591
Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(1)	2,000	1,119,980
Virginia Housing Development Authority, (AMT), 5.20%, 10/1/26(2)	4,265	4,594,855
Virginia Housing Development Authority, (AMT), 19.805%, 10/1/35(4)(5)(6)	1,300	1,723,670

		$18,429,295

Industrial Development Revenue — 12.6%
ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 6.50%, 10/1/24	$1,735	$1,562,125
ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 9.25%, 10/1/21	2,370	2,419,865
Alabama Industrial Development Authority, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	6,315	6,314,368
Alabama Industrial Development Authority, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	1,360	1,359,864
Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	9,085	10,414,681
Butler, AL, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	2,150	2,247,933
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), 8.75%, 6/1/29	1,180	1,474,988
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), (AMT), 9.00%, 6/1/35	6,510	7,281,435
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	1,300	1,352,884
Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	2,105	2,105,695
Illinois Finance Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.05%, 8/1/29	7,600	8,065,576
Maine Finance Authority, Solid Waste Disposal, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25	2,175	2,232,116
Maricopa County, AZ, Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	6,300	6,487,740
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	2,350	2,201,621
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	470	470,141
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	2,760	2,819,864
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	8,285	8,511,263
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	635	660,267
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	6,245	7,007,764
Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	8,200	7,528,830
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	4,230	4,804,180
St. Charles Parish, LA, (Valero Energy Corp.), 4.00% to 6/1/22 (Put Date), 12/1/40	2,340	2,576,621

3

Security	Principal Amount (000’s omitted)	Value
St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	$3,250	$3,501,712

		$93,401,533

Insured-Electric Utilities — 1.9%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (FGIC), (AMT), 4.60%, 5/1/26	$5,510	$5,776,353
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), (NPFG), (AMT), 5.20%, 5/1/30	8,000	8,620,800

		$14,397,153

Insured-Other Revenue — 3.2%
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/26	$10,510	$4,813,790
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/28	10,000	4,098,100
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	12,700	3,923,665
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/31	695	715,475
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/36	3,215	3,293,671
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/39	150	153,441
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	5,650	6,936,053

		$23,934,195

Insured-Special Tax Revenue — 2.6%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$14,500	$12,390,685
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	30,000	5,499,600
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,505	1,048,346

		$18,938,631

Insured-Student Loan — 2.3%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$6,650	$7,439,954
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	9,455	9,560,045

		$16,999,999

Insured-Transportation — 7.5%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/33	$15,000	$4,755,900
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/34	20,000	5,952,600
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	1,671,115
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/38	3,335	784,926
North Texas Tollway Authority, (AGC), 6.20%, (0.00% until 1/1/15), 1/1/42	10,000	10,899,900
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/32	20,335	7,376,928
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	7,150	8,040,604
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/25	19,910	11,563,728
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	10,000	4,164,800

		$55,210,501

Lease Revenue/Certificates of Participation — 3.7%
Greenville County, SC, School District, 5.00%, 12/1/24(2)	$21,000	$24,265,920
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	2,765	3,270,000

		$27,535,920

Nursing Home — 0.3%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$970	$792,597
Westmoreland County, PA, Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	2,305	1,789,440

		$2,582,037

4

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 11.8%
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$1,150	$1,349,226
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,290	1,505,185
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	700	820,869
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	6,355	5,529,104
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	45,000	3,457,350
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	81,635	2,308,638
Cow Creek Band Umpqua Tribe of Indians, OR, 5.625%, 10/1/26(4)	6,000	5,614,740
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(2)(3)	7,200	8,010,144
Non-Profit Preferred Funding Trust I, Various States, 5.17%, 9/15/37(4)	14,000	9,144,940
Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	145	144,875
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	840	815,842
Pueblo of Santa Ana, NM, 15.00%, 4/1/24(4)	1,569	1,583,605
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	3,135	3,633,277
Seminole Tribe, FL, 5.25%, 10/1/27(4)	9,000	9,557,100
Seminole Tribe, FL, 5.50%, 10/1/24(4)	6,135	6,617,088
Texas Municipal Gas Acquisition and Supply Corp., 6.25%, 12/15/26	4,295	5,443,870
Tobacco Settlement Financing Corp., NJ, 5.00%, 6/1/41	16,200	14,176,782
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	8,955	7,704,076

		$87,416,711

Senior Living/Life Care — 6.9%
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26	$1,575	$1,599,239
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36	6,000	6,027,120
Cliff House Trust, (AMT), 6.625%, 6/1/27(1)	3,000	1,582,590
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	4,150	4,286,784
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	2,710	2,806,829
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	525	559,340
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	480	512,611
Indiana Finance Authority, (Marquette), 5.00%, 3/1/39	1,000	1,028,870
Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	7,425	7,424,183
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 5.00%, 11/15/29	7,000	7,070,560
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	2,600	2,678,988
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27	1,085	1,079,391
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41	1,560	1,486,477
North Miami, FL, Health Care Facilities, (Imperial Club), 7.00%, 1/1/42(1)	3,475	347,326
North Miami, FL, Health Care Facilities, (Imperial Club), 7.625%, (0.00% until 1/1/17), 1/1/41(1)	7,315	731,134
St. Joseph County, IN, Holy Cross Village, 5.70%, 5/15/28	530	530,281
St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/26	1,225	1,271,893
St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/38	5,460	5,595,845
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	450	486,603
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	1,320	1,434,695
Washington Housing Finance Commission, (Wesley Homes), 6.20%, 1/1/36	2,500	2,665,350

		$51,206,109

Solid Waste — 0.8%
Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$5,610	$5,619,593

		$5,619,593

5

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 7.6%
Avelar Creek, FL, Community Development District, (Capital Improvements), 5.375%, 5/1/36	$1,260	$1,216,820
Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	100	81,911
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	6,250	5,107,687
Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	3,225	3,007,087
Illinois, Sales Tax Revenue, 5.00%, 6/15/31	1,210	1,396,098
Illinois, Sales Tax Revenue, 5.00%, 6/15/32	1,165	1,337,490
Illinois, Sales Tax Revenue, 5.00%, 6/15/33	1,240	1,416,514
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/32(2)	19,980	26,781,392
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, (0.00% until 11/1/12), 5/1/38	550	434,561
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% until 11/1/14), 5/1/38	1,390	623,623
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, (0.00% until 11/1/12), 5/1/15	835	743,476
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% until 11/1/14), 5/1/18	1,085	496,984
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(1)	1,005	10
Poinciana West, FL, Community Development District, 6.00%, 5/1/37	2,230	2,243,937
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	3,055	2,771,007
Southern Hills Plantation I, FL, Community Development District, 5.80%, (0.00% until 11/1/12), 5/1/35	1,020	690,265
Southern Hills Plantation I, FL, Community Development District, 5.80%, 5/1/35	1,383	1,189,213
Sterling Hill, FL, Community Development District, 5.50%, 5/1/37(1)	3,650	1,058,938
University Square, FL, Community Development District, 5.875%, 5/1/38	1,845	1,890,682
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	3,505	4,151,532

		$56,639,227

Student Loan — 0.7%
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	$4,800	$5,200,080

		$5,200,080

Transportation — 12.9%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$565	$661,598
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	5,380	5,836,224
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/42	8,585	9,292,662
Massachusetts Port Authority, (AMT), 5.00%, 7/1/37	775	875,378
Massachusetts Port Authority, (AMT), 5.00%, 7/1/42	970	1,083,771
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	4,430	4,897,188
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,000	2,330,880
New York Thruway Authority, 5.00%, 1/1/37	1,710	1,952,068
New York Thruway Authority, 5.00%, 1/1/42	1,935	2,200,675
North Texas Tollway Authority, 5.75%, 1/1/38	7,150	7,891,526
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	5,540	6,057,436
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	560	550,889
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	1,125	1,085,254
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/26	2,815	3,157,332
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/27	2,790	3,115,788
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(2)	10,000	10,825,300
Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37(2)	4,980	5,354,845
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(2)	5,025	5,840,859
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	9,990	11,784,104

6

Security	Principal Amount (000’s omitted)	Value
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	$3,650	$4,557,974
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	3,415	4,151,855
Walker Field, Public Airport Authority, CO, 4.75%, 12/1/27	1,090	1,125,708
Walker Field, Public Airport Authority, CO, 5.00%, 12/1/22	1,040	1,110,044

		$95,739,358

Water and Sewer — 0.6%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$1,490	$1,590,530
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	2,485	2,697,617

		$4,288,147

Total Tax-Exempt Municipal Securities — 109.6% (identified cost $768,638,349)		$811,381,003

Taxable Municipal Securities — 1.1%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 1.1%
California, 7.95%, 3/1/36(7)	$7,040	$8,446,662

Total Taxable Municipal Securities — 1.1% (identified cost $8,266,088)		$8,446,662

Total Investments — 110.7% (identified cost $776,904,437)		$819,827,665

Other Assets, Less Liabilities — (10.7)%		$(79,236,049)

Net Assets — 100.0%		$740,591,616

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

At October 31, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	15.2%
New York	11.7%
Others, representing less than 10% individually	83.8%

7

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2012, 15.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 5.9% of total investments.

(1)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $7,671,656.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2012, the aggregate value of these securities is $49,746,881 or 6.7% of the Fund’s net assets.

(5)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,200,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(6)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at October 31, 2012.

(7)	Build America Bond. Represents taxable municipal obligation issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

A summary of open financial instruments at October 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
12/12	325 U.S. 10-Year Treasury Note	Short	$(43,135,538)	$(43,235,156)	$(99,618)
12/12	268 U.S. 30-Year Treasury Bond	Short	(40,130,416)	(40,015,750)	114,666

					$15,048

At October 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset and in a liability position and whose primary underlying risk exposure is interest rate risk was $114,666 and $99,618, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$686,969,038

Gross unrealized appreciation	$66,746,993
Gross unrealized depreciation	(29,055,366)

Net unrealized appreciation	$37,691,627

8

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$811,381,003	$—	$811,381,003
Taxable Municipal Securities	—	8,446,662	—	8,446,662
Total Investments	$—	$819,827,665	$—	$819,827,665
Futures Contracts	$114,666	$—	$—	$114,666
Total	$114,666	$819,827,665	$—	$819,942,331

Liability Description
Futures Contracts	$(99,618)	$—	$—	$(99,618)
Total	$(99,618)	$—	$—	$(99,618)

The Fund held no investments or other financial instruments as of January 31, 2012 whose fair value was determined using Level 3 inputs. At October 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

Tax-Advantaged Bond Strategies Short Term Fund

October 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 86.7%

Security	Principal Amount (000’s omitted)	Value
Education — 7.6%
Chaska, MN, Independent School District No. 112, 2.00%, 2/1/17	$2,835	$2,981,116
Connecticut Health and Educational Facilities Authority, (Lawrence & Memorial Hospital), Series F, 5.00%, 7/1/18	85	100,065
Florida Board of Education, Lottery Revenue, 4.00%, 7/1/14	5,000	5,297,800
Florida Board of Education, Lottery Revenue, 5.00%, 7/1/18	19,425	23,665,089
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/21	1,750	2,259,390
New York Dormitory Authority, (State University Educational Facilities), 5.00%, 5/15/19	3,000	3,671,940
North Penn, PA, School District, 5.00%, 3/1/21	3,010	3,677,167
Pennsylvania Higher Educational Facilities Authority, (Temple University), 5.00%, 4/1/19	750	908,625
Seminole County, FL, School Board, 5.00%, 7/1/20	1,710	2,072,229
Texas Tech University, 3.00%, 8/15/16	500	544,550
University of Arkansas, 4.00%, 12/1/14	810	865,517
University of Arkansas, 4.00%, 12/1/15	670	734,950
University of Iowa Facilities Corp., (Medical Education & Biomedical Research Facility), 3.75%, 6/1/17	1,005	1,133,509
University of Maryland, Auxiliary Facility & Tuition Revenue, 3.00%, 4/1/14	3,120	3,241,243
University of Maryland, Auxiliary Facility & Tuition Revenue, 4.00%, 4/1/14	400	421,200
University of Maryland, Auxiliary Facility & Tuition Revenue, 5.00%, 4/1/17	2,120	2,519,323
University of North Carolina System, 5.00%, 5/1/18	1,365	1,648,756
Vermont Educational & Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/20	1,000	1,260,350
Vermont Educational & Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/21	960	1,219,949
Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 2/1/14	5,340	5,652,871
Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 2/1/17	1,850	2,181,243
Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 9/1/20	12,445	15,595,079
Virginia Public School Authority, 4.00%, 7/15/13	245	251,649
Virginia Public School Authority, 5.00%, 1/15/19	2,000	2,466,620

		$84,370,230

Electric Utilities — 3.4%
California Department of Water Resources, Power Supply Revenue, 4.00%, 5/1/16	$250	$279,840
California Department of Water Resources, Power Supply Revenue, 5.00%, 5/1/14	735	786,296
Chula Vista, CA, (San Diego Gas & Electric Co.), 1.65%, 7/1/18	6,000	6,088,680
Energy Northwest, WA, (Bonneville Power Administration), 5.00%, 7/1/17	5,000	5,961,250
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/19	7,500	9,328,800
Omaha, NE, Public Power District, 3.00%, 2/1/16	950	1,025,506
Salt River, AZ, Agricultural Improvements and Power District, 2.00%, 12/1/12	14,250	14,271,945
Salt River, AZ, Agricultural Improvements and Power District, 3.00%, 12/1/16	465	510,007

		$38,252,324

Escrowed/Prerefunded — 5.2%
Duluth, MN, Escrowed to Maturity, 4.00%, 2/1/13	$370	$373,378

Security	Principal Amount (000’s omitted)	Value
Louisville/Jefferson County, KY, Metropolitan Government, (Jewish Hospital), Prerefunded to 2/1/18, 6.125%, 2/1/37	$4,425	$5,627,980
Mansfield, TX, Independent School District, (PSF Guaranteed), Prerefunded to 2/15/14, 5.00%, 2/15/29	15,400	16,331,392
Massachusetts, Prerefunded to 8/1/13, 5.25%, 8/1/20	130	134,718
Massachusetts Bay Transportation Authority, Escrowed to Maturity, 4.00%, 7/1/15	870	954,329
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.00%, 7/1/34	750	923,700
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), Prerefunded to 7/1/13, 5.75%, 7/1/33	1,000	1,046,630
Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.45%, 2/1/13	10	10,112
Massachusetts Water Pollution Abatement Trust, Prerefunded to 8/1/14, 5.00%, 8/1/29	700	757,351
Metropolitan Government of Nashville & Davidson County, TN, Escrowed to Maturity, 5.00%, 2/1/13	1,500	1,518,075
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 9/1/14, 5.25%, 9/1/29	1,000	1,090,250
New York, NY, Prerefunded to 10/15/13, 5.25%, 10/15/23	7,500	7,860,975
New York, NY, Series C, Prerefunded to 9/15/13, 5.25%, 9/15/33	5,155	5,381,614
New York, NY, Series J, Prerefunded to 6/1/13, 5.25%, 6/1/28	5,000	5,147,500
New York, NY, Transitional Finance Authority, Prerefunded to 8/1/13, 5.00%, 8/1/21	3,830	3,967,765
North Carolina, Prerefunded to 3/1/15, 5.25%, 3/1/23	830	923,558
Ohio, Prerefunded to 3/15/14, 5.00%, 3/15/24	1,000	1,065,010
Ohio Water Development Authority, Pollution Control Revenue, Prerefunded to 6/1/14, 5.00%, 6/1/17	785	842,996
Orange County, NC, Prerefunded to 2/1/14, 4.25%, 2/1/20	1,420	1,490,986
Palmdale, CA, Community Redevelopment Agency, Escrowed to Maturity, 8.00%, 3/1/16	1,000	1,247,160
San Benito, TX, Consolidated Independent School District, Prerefunded to 2/15/14, 5.00%, 2/15/20	1,095	1,161,664

		$57,857,143

General Obligations — 36.7%
Albuquerque, NM, Municipal School District No. 12, 5.00%, 8/1/13	$340	$352,243
Allen County, IA, Juvenile Justice Center Building Corp., 3.00%, 1/1/15	720	751,493
Allen County, IA, Juvenile Justice Center Building Corp., 3.00%, 7/1/15	695	731,766
Allen County, IA, Juvenile Justice Center Building Corp., 3.00%, 1/1/16	1,020	1,081,292
Arlington County, VA, 5.00%, 8/15/21	4,495	5,722,045
Arlington, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/13	1,000	1,013,990
Atlantic County, NJ, 2.50%, 10/1/14	730	759,456
Beaumont, TX, Independent School District, (PSF Guaranteed), 2.00%, 2/15/14	420	429,278
Beaumont, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/15	740	783,934
Bergen County, NJ, 3.25%, 11/1/16	2,395	2,648,990
Bexar County, TX, 5.00%, 6/15/17	1,050	1,249,237
Brown County, WI, 4.00%, 11/1/21	620	725,381
Cary, NC, 5.00%, 6/1/18	195	240,125
Charleston County, SC, 3.00%, 11/1/12	4,625	4,625,000
Clark County, WA, 5.00%, 12/1/18	685	840,646
Clark County, WA, 5.00%, 12/1/20	900	1,130,139
Clark County, WA, School District No. 117 Camas, 3.00%, 12/1/15	1,015	1,089,724
Clark County, WA, School District No. 119 Battleground, 4.00%, 12/1/20	1,000	1,181,870
Clear Creek, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/19	1,275	1,579,648
Collin County, TX, 5.00%, 2/15/19	1,000	1,238,250
Columbia County, GA, School District, 5.00%, 4/1/16	1,000	1,153,360
Columbus, OH, 2.50%, 7/1/13	4,415	4,483,344
Comal County, TX, 4.00%, 2/1/18	2,200	2,528,812
Dallas, TX, Independent School District, 4.00%, 2/15/13	1,500	1,516,515

Security	Principal Amount (000’s omitted)	Value
Dallas, TX, Independent School District, 5.50%, 2/15/18	$240	$297,593
Dare County, NC, 3.00%, 6/1/15	695	736,770
Deer Park, TX, Independent School District, 3.00%, 2/15/15	125	132,141
DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties, IL, Community College District No. 523, (Kishwaukee Community College), 0.00%, 2/1/16	500	472,655
Del Mar College District, TX, 4.00%, 8/15/16	1,000	1,131,190
Denton, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/15	825	809,614
Eagle Mountain & Saginaw, TX, Independent School District, 0.00%, 8/15/20	155	132,846
Edinburg, TX, Consolidated Independent School District, (PSF Guaranteed), 3.00%, 2/15/17	1,000	1,090,350
El Camino, CA, Community College District, 0.00%, 8/1/17	1,390	1,279,286
El Camino, CA, Community College District, 0.00%, 8/1/18	2,280	2,041,010
El Dorado, CA, Union High School District, 0.00%, 8/1/18	110	94,994
El Dorado, CA, Union High School District, 0.00%, 8/1/19	80	66,190
El Dorado, CA, Union High School District, 0.00%, 8/1/20	100	78,357
El Dorado, CA, Union High School District, 0.00%, 8/1/21	125	93,395
El Dorado, CA, Union High School District, 0.00%, 8/1/22	150	105,120
Eugene, OR, 3.00%, 6/1/18	1,380	1,538,645
Fitchburg, MA, 4.00%, 12/1/16	570	640,515
Florida Board of Public Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/17	1,350	1,607,674
Florida Board of Public Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/18	1,625	1,984,515
Fort Worth, TX, Independent School District, 5.00%, 2/15/14	500	530,190
Fort Worth, TX, Independent School District, 5.00%, 2/15/19	2,535	3,135,491
Frisco, TX, 4.00%, 2/15/19	155	180,883
Garland, TX, Independent School District, (PSF Guaranteed), 0.00%, 2/15/16	1,525	1,487,332
Garland, TX, Independent School District, (PSF Guaranteed), 0.00%, 2/15/19	1,175	1,070,131
Garland, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/16	200	203,928
Garland, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/18	300	305,058
Garland, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/20	11,160	13,993,301
Georgia, 4.00%, 1/1/17	885	1,009,219
Georgia, 5.00%, 7/1/14	1,575	1,698,937
Georgia, 5.00%, 5/1/15	315	351,446
Georgia, 5.50%, 7/1/14	3,150	3,424,050
Georgia, 5.75%, 9/1/13	4,850	5,075,573
Georgia, 5.75%, 8/1/14	500	547,800
Gloucester County, NJ, 2.00%, 9/15/17	280	292,205
Guilford County, NC, Series A, 5.00%, 3/1/19	4,000	4,993,960
Guilford County, NC, Series A, 5.00%, 8/1/19	1,265	1,593,799
Guilford County, NC, Series C, 5.00%, 4/1/18	1,160	1,422,102
Guilford County, NC, Series D, 5.00%, 8/1/19	10,190	12,838,585
Harris County, TX, Prerefunded to 10/1/18, 5.75%, 10/1/23	770	980,526
Hartford County, CT, Metropolitan District, 5.00%, 7/15/18	4,250	5,225,162
Henrico County, VA, 5.00%, 8/1/18	3,225	3,990,615
Irving, TX, Independent School District, 4.00%, 2/15/17	420	478,649
Jackson County, GA, School District, 5.00%, 3/1/19	5,000	6,121,850
Kenston Local School District, OH, 4.00%, 12/1/14	765	818,963
Kenston Local School District, OH, 5.00%, 12/1/15	665	751,370
King County, WA, 4.00%, 12/1/19	1,500	1,776,210
King County, WA, School District No. 414 Lake Washington, 4.00%, 12/1/15	1,755	1,940,872
King County, WA, School District No. 414 Lake Washington, 4.00%, 12/1/16	2,305	2,600,040
King County, WA, School District No. 414 Lake Washington, 4.00%, 12/1/16	1,790	2,029,932
King County, WA, School District No. 414 Lake Washington, 5.00%, 6/1/17	1,320	1,557,574
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/20	1,005	1,190,573
Larimer, Weld & Boulder Countries, CO, School District No. R2-J Thompson, 5.00%, 12/15/20	5,425	6,882,209

Security	Principal Amount (000’s omitted)	Value
Las Cruces, NM, School District No. 2, 4.00%, 8/1/15	$1,000	$1,092,360
Lewisville, TX, Independent School District, 0.00%, 8/15/13	1,615	1,612,303
Lewisville, TX, Independent School District, 5.00%, 8/15/18	1,365	1,670,473
Lexington, MA, 5.00%, 2/15/14	1,095	1,162,178
Lone Star College System, TX, 5.00%, 8/15/17	2,300	2,755,216
Lone Star College System, TX, 5.00%, 2/15/19	450	554,135
Lone Star College System, TX, 5.00%, 2/15/20	720	889,279
Loudoun County, VA, 5.00%, 12/1/18	1,000	1,247,950
Lower Merion School District, PA, 3.00%, 5/15/14	4,690	4,885,761
Lubbock, TX, 3.00%, 2/15/17	2,195	2,396,238
Lubbock, TX, Independent School District, 4.00%, 2/15/15	1,000	1,082,130
Maricopa County, AZ, Community College District, 2.00%, 7/1/14	2,845	2,919,823
Maryland, 4.00%, 8/15/21	10,000	12,063,100
Maryland, 5.00%, 3/1/13	60	60,972
Maryland, 5.00%, 3/1/19	5,465	6,822,998
Massachusetts, 4.00%, 1/1/15	500	538,620
Massachusetts, 5.00%, 8/1/17	2,500	2,991,625
Mecklenburg County, NC, 4.00%, 12/1/19	1,900	2,281,216
Mecklenburg County, NC, 5.00%, 12/1/19	7,605	9,648,616
Medina County, OH, Library District, 5.00%, 12/1/21	1,000	1,235,220
Metro, OR, Regional Center, 5.00%, 6/1/18	2,010	2,471,416
Metro, OR, Regional Center, 5.00%, 6/1/19	1,000	1,253,290
Metro, OR, Regional Center, 5.00%, 6/1/20	6,495	8,210,589
Middlesex County, NJ, 2.00%, 6/1/14	3,510	3,602,945
Middlesex County, NJ, 2.50%, 6/1/15	3,295	3,471,612
Midland, TX, College District, 0.00%, 2/15/16	845	818,611
Minneapolis, MN, 2.00%, 12/1/17	1,625	1,727,212
Minnesota, 4.00%, 8/1/15	1,000	1,098,880
Minnesota, 4.00%, 8/1/16	1,750	1,979,005
Minnesota, 4.00%, 8/1/19	3,000	3,575,850
Minnesota, 5.00%, 8/1/17	1,000	1,202,460
Minnesota, 5.00%, 6/1/18	1,000	1,228,950
Minnesota, 5.00%, 8/1/18	90	111,081
Mississippi, 5.00%, 10/1/21	750	902,272
Missouri, (Water Pollution Control), 5.00%, 10/1/13	1,000	1,044,220
Monmouth County, NJ, 4.00%, 12/1/16	1,095	1,240,920
Montclair, NJ, 2.00%, 3/1/14	1,205	1,226,919
Montclair, NJ, 3.00%, 3/1/15	1,285	1,350,792
Montclair, NJ, 3.00%, 3/1/16	1,365	1,452,783
Montclair, NJ, (School Bond Revenue Act), 3.00%, 3/1/14	800	825,152
Montclair, NJ, (School Bond Revenue Act), 3.00%, 3/1/15	835	877,752
Montclair, NJ, (School Bond Revenue Act), 3.00%, 3/1/16	870	925,950
Morris County, NJ, 5.00%, 2/15/17	1,650	1,952,544
Morris County, NJ, 5.00%, 2/15/19	1,720	2,134,520
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/24	950	645,050
New Hanover County, NC, 5.00%, 12/1/18	430	536,326
North Carolina, 5.00%, 5/1/21	3,860	4,900,154
Northside, TX, Independent School District, 3.00%, 8/1/15	265	283,386
Ocean County, NJ, 3.00%, 9/1/14	775	808,743
Ocean County, NJ, 3.00%, 8/1/16	1,255	1,368,716
Ocean County, NJ, 4.00%, 9/1/15	1,250	1,366,325
Ohio, 4.00%, 9/1/15	935	1,027,453
Ohio, 5.00%, 9/15/15	900	1,016,370
Ohio, 5.00%, 3/15/19	10,000	12,336,100
Ohio, 5.50%, 6/15/20	500	607,170

Security	Principal Amount (000’s omitted)	Value
Ohio, Higher Education Board, 5.00%, 8/1/19	$5,425	$6,743,004
Oklahoma, 5.00%, 7/15/18	2,045	2,511,669
Oklahoma County, OK, Independent School District No. 12 Edmond, 0.50%, 3/1/13	1,975	1,976,600
Oklahoma County, OK, Independent School District No. 12 Edmond, 2.00%, 3/1/15	2,500	2,584,225
Oklahoma County, OK, Independent School District No. 89 Oklahoma City, 2.00%, 7/1/15	3,670	3,808,175
Osseo, MN, Independent School District No. 279, 4.00%, 2/1/20	450	515,273
Pennsylvania, 5.00%, 2/15/17	2,500	2,951,075
Pennsylvania, 5.00%, 6/1/18	2,000	2,443,700
Pennsylvania, 5.00%, 2/15/19	2,000	2,471,020
Pennsylvania, 5.00%, 6/1/19	15,000	18,669,600
Pflugerville, TX, 3.00%, 8/1/17	2,245	2,467,569
Pharr-San Juan-Alamo, TX, Independent School District, 3.00%, 2/1/15	2,020	2,137,988
Pima County, AZ, 4.00%, 7/1/18	2,400	2,774,160
Prosper, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/16	615	597,915
Ramsey, NJ, School District, 2.00%, 1/15/16	1,850	1,926,867
Richardson, TX, Independent School District, 3.00%, 2/15/13	1,500	1,512,315
Richmond County, GA, Board of Education, 3.00%, 10/1/17	2,425	2,673,684
Richmond County, GA, Board of Education, 5.00%, 10/1/16	2,500	2,916,700
Richmond County, GA, Board of Education, 5.00%, 10/1/17	2,000	2,397,220
Roma, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/15	235	230,436
Roseville, MN, Independent School District No. 623, 2.00%, 2/1/13	1,325	1,330,393
Salt Lake City, UT, 4.00%, 6/15/19	1,550	1,846,344
San Antonio, TX, 4.00%, 8/1/15	800	876,880
Spring Branch, TX, Independent School District, 5.00%, 2/1/18	1,875	2,274,225
St. Louis County, MO, School District C-2 Parkway, 2.50%, 3/1/15	2,045	2,147,475
St. Louis County, MO, School District C-2 Parkway, 5.00%, 3/1/21	645	819,414
St. Mary’s County, MD, 3.00%, 7/15/13	935	953,859
St. Mary’s County, MD, 3.00%, 7/15/15	920	985,670
Stamford, CT, 4.00%, 12/15/20	1,215	1,431,294
Suffolk, VA, 4.00%, 8/1/18	1,000	1,168,130
Sumner County, TN, 2.00%, 6/1/15	1,000	1,040,030
Sumner County, TN, 3.00%, 6/1/16	1,000	1,086,810
Sumner County, TN, 5.00%, 6/1/16	3,000	3,473,040
Susquehanna Township, PA, School District, 3.00%, 5/15/18	690	744,400
Tomball, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/20	50	55,166
Tomball, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/13	300	304,170
Tyler, TX, Independent School District, 4.00%, 2/15/14	130	136,162
United Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/15	1,755	1,977,622
United Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/20	1,760	2,224,781
United Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/21	1,180	1,503,249
Utah, 5.00%, 7/1/19	8,495	10,684,161
Virginia, 5.00%, 6/1/21	1,000	1,284,040
Virginia Beach, VA, 5.00%, 3/15/19	1,540	1,916,869
Virginia Beach, VA, 5.00%, 7/15/19	1,000	1,253,630
Wake County, NC, 4.00%, 2/1/17	2,500	2,856,825
Wake County, NC, 5.00%, 3/1/14	1,880	1,998,741
Washington, 5.00%, 2/1/20	5,845	7,296,255
Washington, 5.00%, 7/1/21	8,135	10,289,636
Washington, Motor Vehicle Fuel Tax, 5.00%, 7/1/19	2,030	2,527,939
Whitney, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/21	620	499,286
Whitney, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/22	870	666,864
Wink-Loving, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/18	500	520,640

Security	Principal Amount (000’s omitted)	Value
Wink-Loving, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/19	$815	$848,113
Wisconsin, 5.00%, 5/1/21	1,750	2,208,255
Wylie, TX, Independent School District, 0.00%, 8/15/19	640	565,856
Wylie, TX, Independent School District, 0.00%, 8/15/20	630	538,045
Wylie, TX, Independent School District, (PSF Guaranteed), 4.00%, 8/15/20	1,655	1,963,674

		$408,786,802

Health Care-Miscellaneous — 1.3%
Pennsylvania Economic Development Financing Authority, 5.00%, 1/1/22	$7,000	$8,242,640
Pennsylvania Economic Development Financing Authority, 5.00%, 7/1/22	5,000	5,743,000

		$13,985,640

Hospital — 4.7%
Beaver County, PA, Hospital Authority, (Heritage Valley Health System), 5.00%, 5/15/14	$1,895	$2,014,612
Beaver County, PA, Hospital Authority, (Heritage Valley Health System), 5.00%, 5/15/15	1,435	1,580,480
California Health Facilities Financing Authority, (Lucile Packard Children’s Hospital), 4.00%, 8/15/18	300	344,481
California Health Facilities Financing Authority, (Stanford Hospital and Clinics), 5.00%, 8/15/19	1,000	1,218,450
Florence County, SC, Hospital Revenue, (McLeod Regional Medical Center), 5.00%, 11/1/18	845	1,005,651
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/16	1,160	1,312,505
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/17	2,355	2,725,677
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/20	445	534,712
Illinois Finance Authority, (Ascension Health Credit Group), 5.00%, 11/15/22	1,000	1,209,590
Indiana Finance Authority Hospital Revenue, (Indiana University Health), 5.00%, 3/1/19	5,000	5,828,150
Indiana Finance Authority Hospital Revenue, (Indiana University Health), 5.00%, 3/1/20	6,395	7,473,453
Indiana Finance Authority Hospital Revenue, (Jackson County Schneck Memorial Hospital), 5.00%, 2/15/18	1,250	1,416,525
Massachusetts Health & Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,000	1,162,160
New York Dormitory Authority, (New York Downtown Hospital), 5.00%, 2/15/16	525	592,694
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 4.00%, 7/1/15	225	245,927
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 4.00%, 7/1/16	225	252,439
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.00%, 6/1/18	2,000	2,411,380
Oregon Facilities Authority, (Providence Health System), 5.00%, 10/1/18	785	943,688
Oregon Facilities Authority, (Providence Health System), 5.00%, 10/1/19	575	694,985
Tarrant County, TX, Hospital District, 5.00%, 8/15/20	1,655	1,955,879
Wisconsin Health and Educational Facilities Authority, (Hospital Sisters Services Obligation), 4.00%, 8/15/17	1,000	1,128,120
Wisconsin Health and Educational Facilities Authority, (Hospital Sisters Services Obligation), 4.00%, 8/15/19	1,000	1,128,250
Wisconsin Health and Educational Facilities Authority, (Hospital Sisters Services Obligation), 5.00%, 8/15/16	1,000	1,147,660

Security	Principal Amount (000’s omitted)	Value
Wisconsin Health and Educational Facilities Authority, (Hospital Sisters Services Obligation), 5.00%, 8/15/18	$500	$596,060
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), 5.00%, 8/15/18	1,190	1,393,074
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 2.00%, 8/15/15	330	337,996
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 3.00%, 8/15/17	135	143,389
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 3.00%, 8/15/18	365	388,039
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 3.00%, 8/15/19	510	536,510
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 5.00%, 8/15/18	1,695	1,961,064
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/17	1,440	1,687,334
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/18	2,185	2,589,881
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/19	3,630	4,337,886

		$52,298,701

Industrial Development Revenue — 0.2%
Missouri Redevelopment Finance Board Cultural Facilities, (Nelson Gallery Foundation), 3.00%, 12/1/13	$595	$611,844
Tulsa County, OK, Industrial Authority Capital Improvements, 4.00%, 5/15/15	2,000	2,169,120

		$2,780,964

Insured-Education — 0.6%
Collier County, FL, School Board, (AGM), 5.00%, 2/15/22	$1,525	$1,716,357
Palm Beach County, FL, School District, (AGM), 5.00%, 8/1/22	3,000	3,465,750
University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/17	1,275	1,453,181

		$6,635,288

Insured-Escrowed/Prerefunded — 3.4%
Akron-Summit County, OH, Public Library, (FGIC), (NPFG), Prerefunded to 12/1/12, 5.00%, 12/1/19	$1,000	$1,004,020
Anchorage, AK, (NPFG), Prerefunded to 3/1/15, 5.00%, 3/1/19	250	276,483
Cook County, IL, Community High School District No. 219, Niles Township, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	2,000	2,559,480
Henderson, NV, (FGIC), (NPFG), Prerefunded to 12/1/14, 5.00%, 6/1/22	700	767,970
Illinois State Toll Highway Authority, (AGM), Prerefunded to 7/1/16, 5.00%, 1/1/31	360	418,140
King County, WA, School District No. 405 Bellevue, (FGIC), (NPFG), Prerefunded to 12/1/12, 5.00%, 12/1/17	1,000	1,004,030
Los Angeles, CA, Unified School District, (AGM), Prerefunded to 7/1/13, 5.00%, 7/1/23	2,050	2,115,579
Massachusetts, (AGM), Prerefunded to 1/1/13, 5.375%, 1/1/18	7,600	7,663,460
Massachusetts, (AGM), Prerefunded to 12/1/14, 5.00%, 11/1/24	375	410,273
Massachusetts Water Resources Authority, (NPFG), Escrowed to Maturity, 6.25%, 12/1/12	1,000	1,005,060
Mount Union, PA, Area School District, (AGC), Prerefunded to 3/1/14, 4.60%, 3/1/25	1,000	1,057,200
Oregon Department of Administrative Services, (AGM), Prerefunded to 5/1/14, 5.00%, 5/1/17	1,235	1,322,537
Pennsylvania, (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/14	35	36,120
Phoenix, AZ, Civic Improvement Corp., Excise Tax Revenue, (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/22	290	299,239

Security	Principal Amount (000’s omitted)	Value
Seattle, WA, Water System Revenue, (NPFG), Prerefunded to 9/1/13, 5.00%, 9/1/15	$8,005	$8,325,280
Seattle, WA, Water System Revenue, (NPFG), Prerefunded to 9/1/13, 5.00%, 9/1/17	8,750	9,100,087

		$37,364,958

Insured-General Obligations — 2.9%
Bexar County, TX, (AGM), 4.00%, 6/15/13	$60	$61,408
Denver City & County, CO, School District No. 1, (FGIC), (NPFG), 5.25%, 12/1/19	10,000	12,685,500
Forsyth County, GA, School District, (AGM), 5.00%, 2/1/15	5,000	5,512,250
Governor Mifflin, PA, School District, (AGM), 5.00%, 3/15/17	310	356,763
Pennsylvania, (AGM), 5.00%, 9/1/15	12,100	13,117,489
Washington, (XLCA), 0.00%, 12/1/16	200	192,112

		$31,925,522

Insured-Health Care-Miscellaneous — 0.1%
New Mexico Finance Authority, (NPFG), 5.00%, 6/15/19	$1,050	$1,196,622

		$1,196,622

Insured-Hospital — 0.1%
Carbon County, PA, Hospital Authority, (AGM), 3.00%, 11/15/15	$1,000	$1,047,830
Carbon County, PA, Hospital Authority, (AGM), 4.00%, 11/15/17	535	590,608

		$1,638,438

Insured-Lease Revenue/Certificates of Participation — 1.1%
Orange County, FL, School Board, (NPFG), 5.00%, 8/1/19	$6,500	$7,276,165
Palm Beach County, FL, School Board, (AGM), 5.00%, 8/1/23	4,655	5,377,689

		$12,653,854

Insured-Other Revenue — 0.0%(1)
Golden State Tobacco Securitization Corp., CA, (Tobacco Settlement Revenue), (AGM), Prerefunded to 6/1/13, 5.00%, 6/1/43	$5	$5,140

		$5,140

Insured-Special Tax Revenue — 0.5%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), Prerefunded to 1/1/14, 5.25%, 1/1/29	$2,300	$2,430,111
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), Prerefunded to 1/1/14, 5.75%, 1/1/32	1,200	1,274,868
Utah Transit Authority, Sales Tax Revenue, (AGM), Prerefunded to 12/15/15, 5.00%, 6/15/18	2,000	2,287,040

		$5,992,019

Insured-Transportation — 0.4%
Central Puget Sound, WA, Regional Transportation Authority, (FGIC), (NPFG), 5.25%, 2/1/15	$1,865	$2,064,275
Montana Department of Transportation, (NPFG), 5.00%, 6/1/15	1,880	2,093,681

		$4,157,956

Insured-Water and Sewer — 0.2%
Albuquerque Bernalillo County, NM, Water Utility Authority, (AMBAC), 5.00%, 7/1/16	$1,800	$2,013,516

		$2,013,516

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 2.3%
Cupertino, CA, 2.00%, 7/1/17	$2,135	$2,235,089
Cupertino, CA, 3.00%, 7/1/19	1,220	1,333,240
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/18	2,395	2,884,323
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/19	2,420	2,966,218
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/20	660	817,357
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/21	2,155	2,688,923
Orange County, FL, School Board, 5.00%, 8/1/13	500	517,450
Orange County, FL, School Board, 5.00%, 8/1/14	3,320	3,580,321
Orange County, FL, School Board, 5.00%, 8/1/15	5,000	5,562,750
Orange County, FL, School Board, 5.00%, 8/1/17	540	626,087
Orange County, FL, School Board, 5.00%, 8/1/18	675	796,716
Orange County, FL, School Board, 5.00%, 8/1/19	750	897,090
Virginia Resources Authority Infrastructure Revenue, (Pooled Funding Program), 4.00%, 11/1/19	1,000	1,196,210

		$26,101,774

Other Revenue — 1.9%
Illinois Educational Facilities Authority, (University of Chicago), 1.875%, to 2/12/15 (Put Date), 7/1/36	$3,525	$3,583,374
Illinois Unemployment Insurance Fund Building Receipts Revenue, 5.00%, 12/15/19	4,000	4,444,120
Illinois Unemployment Insurance Fund Building Receipts Revenue, 5.00%, 6/15/20	2,040	2,229,802
New Jersey Environmental Infrastructure Trust, 4.00%, 9/1/19	2,500	2,970,900
Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/14	550	593,752
Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/15	1,085	1,217,923
Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/20	4,590	5,802,173

		$20,842,044

Special Tax Revenue — 7.9%
Battery Park City Authority, NY, 5.25%, 11/1/22	$1,000	$1,050,110
Catawba, NC, Limited Obligation Bonds, 4.00%, 10/1/16	1,045	1,161,789
Catawba, NC, Limited Obligation Bonds, 4.00%, 10/1/17	1,000	1,130,840
Collier County, FL, Special Obligation, 5.00%, 10/1/15	2,605	2,931,849
Hillsborough County, FL, Capital Improvement Program Revenue, 5.00%, 8/1/21	5,060	6,300,864
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/15(2)	3,000	3,288,630
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/16(2)	3,250	3,683,193
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/18(2)	5,750	6,845,662
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/19(2)	7,500	9,055,875
Metropolitan Pier & Exposition Authority, IL, (McCormick Place), 5.00%, 12/15/20	5,000	6,132,300
New Mexico, Severance Tax, 5.00%, 7/1/15	1,425	1,599,705
New York State Dormitory Authority Revenue, 5.00%, 8/15/19	8,500	10,614,120
New York, NY, Transitional Finance Authority, 1.50%, 11/1/12	14,940	14,940,000
New York, NY, Transitional Finance Authority, 4.00%, 11/1/12	5,000	5,000,000
New York, NY, Transitional Finance Authority, 5.00%, 11/1/19	6,530	8,206,708
Portland, OR, Gas Tax Revenue, 5.00%, 2/1/20	1,120	1,406,866
Regional Public Transportation Authority, AZ, Excise Tax Revenue, (Maricopa County Public Transportation Fund), 5.00%, 7/1/17	145	171,161

Security	Principal Amount (000’s omitted)	Value
Watauga, NC, Public Facilities Corp., 4.00%, 6/1/19	$2,800	$3,207,176
Westminster, CO, Sales & Use Tax, 5.00%, 12/1/19	1,135	1,416,287

		$88,143,135

Transportation — 1.2%
Kansas Department of Transportation, 4.00%, 9/1/15	$1,000	$1,101,650
Kansas Department of Transportation, 5.00%, 9/1/15	1,500	1,694,700
Maryland Department of Transportation, 4.00%, 5/15/16	1,305	1,467,616
Maryland Department of Transportation, 5.25%, 12/15/17	1,900	2,333,143
Mesa, AZ, Highway Revenue, 5.00%, 7/1/20	1,225	1,361,845
Mesa, AZ, Highway Revenue, 5.00%, 7/1/21	1,550	1,720,531
Ohio, Major New State Infrastructure Project, 5.50%, 6/15/14	405	437,793
San Bernardino County, CA, Transportation Authority, 4.00%, 3/1/22	425	503,867
Virginia Commonwealth Transportation Board, 5.00%, 4/1/18	2,000	2,431,960

		$13,053,105

Water and Sewer — 5.0%
Alabama Drinking Water Finance Authority, 3.00%, 8/15/13	$1,000	$1,020,710
Alabama Drinking Water Finance Authority, 3.00%, 8/15/14	3,135	3,271,749
Alabama Drinking Water Finance Authority, 4.00%, 8/15/16	2,880	3,200,515
Gwinnett County, GA, Water and Sewer Authority, 4.00%, 8/1/16	350	395,801
Joliet, IL, Waterworks and Sewage Revenue, 4.00%, 1/1/15	685	725,059
Joliet, IL, Waterworks and Sewage Revenue, 5.00%, 1/1/16	825	916,262
Kansas Development Finance Authority, (Water Pollution Control), 5.00%, 11/1/12	1,010	1,010,000
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/21	5,410	6,950,497
Metropolitan Saint Louis Sewer District, MO, 5.00%, 5/1/15	1,295	1,442,759
Michigan Finance Authority, (Revolving Fund–Clean Water), 5.00%, 10/1/20	10,000	12,605,000
Montgomery, AL, Water Works & Sanitary Sewer Board, 4.00%, 3/1/18	1,000	1,152,270
New York Environmental Facilities Corp., 5.00%, 6/15/20	10,870	13,683,265
New York Environmental Facilities Corp., 5.00%, 8/15/20	4,485	5,665,273
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/19	1,020	1,283,782
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/19	275	341,206
Tucson, AZ, Water System Revenue, 5.00%, 7/1/18	1,500	1,830,180

		$55,494,328

Total Tax-Exempt Municipal Securities — 86.7% (identified cost $938,372,212)		$965,549,503

Taxable Municipal Securities — 3.7%

Security	Principal Amount (000’s omitted)	Value
Education — 0.0%(1)
Virginia Public School Authority, 4.167%, 8/1/18	$225	$255,609

		$255,609

Other Revenue — 3.7%
Texas, 2.50%, 8/30/13	$40,000	$40,768,800

		$40,768,800

Security	Principal Amount (000’s omitted)	Value
Total Taxable Municipal Securities — 3.7% (identified cost $40,977,257)		$41,024,409

Total Investments — 90.4% (identified cost $979,349,469)		$1,006,573,912

Other Assets, Less Liabilities — 9.6%		$107,298,563

Net Assets — 100.0%		$1,113,872,475

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At October 31, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	11.9%
Others, representing less than 10% individually	78.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2012, 10.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from less than 0.05% to 4.7% of total investments.

(1)	Amount is less than 0.05%.

(2)	When-issued security.

The Fund did not have any open financial instruments at October 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$979,334,100

Gross unrealized appreciation	$27,281,578
Gross unrealized depreciation	(41,766)

Net unrealized appreciation	$27,239,812

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$965,549,503	$—	$965,549,503
Taxable Municipal Securities	—	41,024,409	—	41,024,409
Total	$—	$1,006,573,912	$—	$1,006,573,912

The Fund held no investments or other financial instruments as of January 31, 2012 whose fair value was determined using Level 3 inputs. At October 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Tax-Advantaged Bond Strategies Intermediate Term Fund

October 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 95.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.4%
New Hampshire Municipal Bond Bank, 5.00%, 1/15/21	$1,330	$1,661,449

		$1,661,449

Education — 3.8%
Illinois Finance Authority, (University of Chicago), 5.00%, 10/1/30	$1,250	$1,492,300
New Jersey Educational Facilities Authority, (Princeton Theological), 5.00%, 7/1/26	970	1,191,335
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/31	5,650	6,400,433
University of Colorado, Enterprise Revenue, 5.00%, 6/1/18	500	608,795
University of Colorado, Enterprise Revenue, 5.00%, 6/1/26	1,165	1,404,186
Vermont Educational & Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/28	1,000	1,230,430
Virginia College Building Authority, (Public Higher Education Financing), 5.00%, 9/1/20	1,455	1,823,289

		$14,150,768

Electric Utilities — 3.9%
California Department of Water Resources System, Electric Revenue, 5.00%, 5/1/22	$1,500	$1,836,405
Colorado Springs, CO, Utilities System Revenue, 5.00%, 11/15/23	1,025	1,245,539
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/19	5,000	6,219,200
Huntsville, AL, Electric System Revenue, 5.00%, 12/1/24	1,095	1,336,885
New York Power Authority, 5.00%, 11/15/29	500	604,840
San Antonio, TX, Electric and Gas Revenue, 5.00%, 2/1/25	970	1,145,764
Snohomish County, WA, Public Utility District No. 1, 5.00%, 12/1/18	1,680	2,051,885

		$14,440,518

Escrowed/Prerefunded — 5.1%
Cypress-Fairbanks, TX, Independent School District, (PSF Guaranteed), Prerefunded to 2/15/14, 5.125%, 2/15/24	$1,320	$1,402,487
Mansfield, TX, Independent School District, (PSF Guaranteed), Prerefunded to 2/15/14, 5.00%, 2/15/29	8,000	8,483,840
New Jersey Economic Development Authority, (Cigarette Tax), Prerefunded to 6/15/14, 5.75%, 6/15/29	3,620	3,939,574
New York City Transitional Finance Authority, Future Tax Revenue, Prerefunded to 2/1/13, 5.00%, 2/1/24	5,000	5,060,250
University of Texas, Prerefunded to 8/15/16, 5.00%, 8/15/18	20	23,347

		$18,909,498

General Obligations — 34.4%
Arlington County, VA, 3.00%, 8/15/13	$3,420	$3,497,463
Arlington County, VA, 5.00%, 8/15/14	3,565	3,866,920
Auburn, AL, 5.00%, 8/1/24	1,000	1,234,290
Bloomfield, CT, 4.00%, 10/15/20	140	165,774
Brazos, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/20	405	455,459
Brazos, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/21	415	469,324
Brenham, TX, Independent School District, (PSF Guaranteed), 0.00%, 2/15/29	1,355	773,705
Brookline, MA, 4.00%, 5/15/21	1,200	1,444,704
Cambridge, MA, 5.00%, 1/1/19	3,430	4,263,559
Chester County, PA, 5.00%, 11/15/30	2,000	2,494,800
Chesterfield County, VA, 5.00%, 1/1/13	850	856,919

1

Security	Principal Amount (000’s omitted)	Value
Clark County, WA, Evergreen School District No. 114, 3.00%, 6/1/17	$2,000	$2,197,140
Commonwealth of Massachusetts, 5.00%, 10/1/23	4,375	5,414,981
Connecticut, 5.00%, 12/1/20	50	58,607
Conroe, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/24	1,000	1,204,010
Conroe, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/34(1)	1,015	1,192,655
Coronado, CA, Unified School District, 5.00%, 8/1/26	990	1,226,046
Cupertino, CA, Union School District, 5.00%, 8/1/31	1,000	1,203,100
Dare County, NC, 2.00%, 4/1/19	805	830,180
Dare County, NC, 4.00%, 6/1/20	1,545	1,795,259
Dare County, NC, 5.00%, 6/1/26	1,090	1,310,932
Dare County, NC, 5.00%, 6/1/27	1,310	1,563,498
Eagle Mountain & Saginaw, TX, Independent School District, 0.00%, 8/15/18	100	92,869
Foothill-De Anza, CA, Community College District, 4.00%, 8/1/19	550	654,390
Garland, TX, 5.00%, 2/15/25	1,000	1,192,110
Georgia, 5.00%, 7/1/26	3,000	3,787,410
Georgia, 5.00%, 7/1/28	500	625,995
Georgia, 5.00%, 7/1/30	3,000	3,723,360
Grand Prairie, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/22	2,180	2,563,549
Groton, CT, 4.00%, 7/15/19	100	118,774
Hamilton County, TN, 5.00%, 1/1/18	500	608,765
Hempfield, PA, School District, 5.00%, 10/15/27	1,000	1,184,530
Houston, TX, Community College System, 5.25%, 2/15/25	1,000	1,230,000
Houston, TX, Community College System, 5.25%, 2/15/27	1,000	1,223,460
Howard County, MD, 4.00%, 2/15/22	100	114,593
Howard County, MD, 5.00%, 8/15/19	2,000	2,522,000
Lake County, IL, Community Consolidated School District No. 50, 5.50%, 1/1/24	500	608,310
Las Vegas Valley Water District, NV, 5.00%, 2/1/27	1,500	1,738,170
Louisiana, 5.00%, 7/15/20	3,000	3,777,240
Louisiana, 5.00%, 8/1/23	4,000	5,043,520
Louisiana, 5.00%, 7/15/24	2,500	3,129,525
Louisiana, 5.00%, 9/1/24	1,000	1,235,680
Louisiana, 5.00%, 9/1/25	1,500	1,846,125
Lynchburg, VA, 3.00%, 12/1/16	750	823,612
Massachusetts, 5.00%, 6/1/24	3,000	3,702,750
Massachusetts, 5.25%, 8/1/22	1,000	1,296,640
Mecklenburg County, NC, 5.00%, 3/1/19	50	62,425
Menlo Park, CA, City School District, 5.00%, 7/1/29	1,000	1,229,390
Minneapolis, MN, 2.00%, 12/1/20	1,550	1,601,243
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/25	2,300	1,487,042
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/26	500	308,120
Nevada, (Capital Improvement, Cultural Affairs and Refunding), 5.00%, 8/1/25	1,000	1,190,850
New Braunfels, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/26	120	143,896
New Canaan, CT, 4.00%, 4/1/24	345	390,633
New York, 5.00%, 2/15/20	1,285	1,607,085
North Carolina, 5.00%, 6/1/18	1,000	1,231,410
North Kansas City, MO, School District No. 74, (Direct Deposit Program), 4.00%, 3/1/25	1,000	1,143,840
Nueces County, TX, 5.00%, 2/15/25	2,390	2,931,574
Orange Beach, AL, 5.00%, 2/1/24	1,320	1,604,183
Oregon, 5.00%, 11/1/21	2,910	3,750,612
Pennsylvania, 5.00%, 6/1/18	10,000	12,218,500
Pennsylvania, 5.00%, 11/15/23	5,000	6,222,500
Pima County, AZ, Tucson Unified School District No. 1, 5.00%, 7/1/21	1,000	1,238,950
Pima County, AZ, Tucson Unified School District No. 1, 5.00%, 7/1/22	1,000	1,241,610
Richardson, TX, 5.00%, 2/15/20	50	62,458
St. Louis County, MO, School District C-2 Parkway, 5.00%, 3/1/21	1,000	1,270,410
Tamalpais, CA, Union High School District, 5.00%, 8/1/24	1,225	1,519,955
Tamalpais, CA, Union High School District, 5.00%, 8/1/25	1,000	1,234,090

2

Security	Principal Amount (000’s omitted)	Value
Tatum, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/30	$515	$613,406
United Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/21	1,000	1,273,940
Vermont, 5.00%, 8/15/23	1,185	1,492,164

		$127,432,988

Health Care-Miscellaneous — 1.3%
Pennsylvania Economic Development Financing Authority, 5.00%, 1/1/22	$2,225	$2,619,982
Pennsylvania Economic Development Financing Authority, 5.00%, 7/1/22	2,000	2,297,200

		$4,917,182

Hospital — 4.2%
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/26	$1,000	$1,193,910
Cobb County, GA, Kennestone Hospital Authority, (Wellstar Health System Obligation), 5.00%, 4/1/28(1)	3,540	4,212,919
Fairfax County, VA, Industrial Development Authority, (Inova Health System Obligation Group), 5.00%, 5/15/24	500	603,375
Illinois Finance Authority, (Ascension Health Credit Group), 5.00%, 11/15/27	2,000	2,341,360
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/18	1,000	1,196,520
Massachusetts Development Finance Agency, (Partners Healthcare System), 5.00%, 7/1/26	1,500	1,782,810
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 5.00%, 8/15/26	2,500	2,967,725
Utah County Hospital Revenue, (IHC Health Services, Inc.), 5.00%, 5/15/23	1,000	1,204,190

		$15,502,809

Insured-Education — 0.8%
Palm Beach County, FL, School District, (AGM), 5.00%, 8/1/22	$2,725	$3,148,056

		$3,148,056

Insured-Escrowed/Prerefunded — 6.8%
Cook County, IL, Community High School District No. 219, Niles Township, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	$2,000	$2,559,480
District of Columbia, (FGIC), (NPFG), Prerefunded to 6/1/13, 4.75%, 6/1/23	9,140	9,382,027
Pennsylvania, (NPFG), Prerefunded to 1/1/13, 5.00%, 1/1/20	3,595	3,623,868
Richland County, SC, School District No. 1, (AGM), Prerefunded to 3/1/13, 4.75%, 3/1/24	5,835	5,982,217
Salt Lake and Sandy, UT, Metropolitan Water District, (AMBAC), Prerefunded to 7/1/14, 5.00%, 7/1/17	1,230	1,326,567
Simi Valley, CA, Unified School District, (NPFG), Prerefunded to 8/1/14, 5.00%, 8/1/28	2,000	2,163,200

		$25,037,359

Insured-General Obligations — 1.0%
Cincinnati, OH, City School District, (AGM), Prerefunded to 12/1/12, 5.00%, 6/1/14	$1,200	$1,204,776
West Virginia, (FGIC), (NPFG), 5.20%, 11/1/26	2,000	2,449,940

		$3,654,716

Insured-Health Care-Miscellaneous — 0.7%
New Mexico Finance Authority, (NPFG), 5.00%, 6/15/19	$1,000	$1,139,640
New Mexico Finance Authority, (NPFG), 5.00%, 6/15/25	1,275	1,390,400

		$2,530,040

Insured-Lease Revenue/Certificates of Participation — 2.8%
Orange County, FL, School Board, (FGIC), (NPFG), 5.00%, 8/1/32	$5,000	$5,596,350
Palm Beach County, FL, School Board, (AGM), 5.00%, 8/1/23	4,000	4,621,000

		$10,217,350

3

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 1.8%
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/20	$2,000	$2,584,400
New Mexico Finance Authority, (AMBAC), 5.00%, 6/1/23	1,000	1,063,100
Phoenix, AZ, Civic Improvement Corp., Water System Revenue, (NPFG), 4.75%, 7/1/22	2,625	2,899,470

		$6,546,970

Lease Revenue/Certificates of Participation — 1.8%
Colorado, Building Excellent Schools Today, 5.00%, 3/15/21	$1,870	$2,316,219
Orange County, FL, School Board, 5.00%, 8/1/17	500	579,710
Orange County, FL, School Board, 5.00%, 8/1/18	500	590,160
Seminole County, FL, School Board, 5.00%, 7/1/22	1,000	1,223,570
South Dakota Building Authority, 5.00%, 9/1/20	1,065	1,300,834
Watauga, NC, Public Facilities Corp., 5.00%, 6/1/27	500	589,815

		$6,600,308

Other Revenue — 1.5%
Indiana Finance Authority, 5.00%, 7/1/24	$2,880	$3,479,673
Midpeninsula Regional Open Space District, CA, 5.00%, 9/1/26	1,205	1,460,882
Oregon State Department of Administrative Services, Lottery Revenue, 5.00%, 4/1/27	500	612,900

		$5,553,455

Special Tax Revenue — 10.3%
Collier County, FL, Special Obligation, 5.00%, 10/1/20	$1,465	$1,814,315
Durham, NC, Capital Financing Corp., 5.00%, 6/1/23	1,145	1,453,715
Illinois, Sales Tax Revenue, 5.00%, 6/15/29	1,000	1,159,980
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/20(1)	10,000	12,125,000
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 12/15/22	3,000	3,420,300
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 8/15/13	4,200	4,361,028
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 12/15/20	1,000	1,270,010
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/24	5,000	5,964,600
New York, NY, Transitional Finance Authority, (Future Tax), 5.00%, 11/1/21	2,250	2,760,997
New York, NY, Transitional Finance Authority, (Future Tax), 5.00%, 11/1/23	1,000	1,236,410
Watauga, NC, Public Facilities Corp., 5.00%, 6/1/24	2,000	2,419,540

		$37,985,895

Transportation — 1.9%
Bay Area Toll Authority, CA, Toll Bridge Revenue, 5.00%, 4/1/21	$1,625	$2,043,568
Missouri Highway and Transit Commission, 5.00%, 2/1/22	2,100	2,453,220
North Carolina, Grant Anticipation Revenue, 5.25%, 3/1/20	1,950	2,406,105

		$6,902,893

Utilities — 0.6%
Foley, AL, Utilities Board, 4.00%, 11/1/16	$75	$84,281
Orlando, FL, Utilities Commission, 5.00%, 10/1/18	2,070	2,111,214

		$2,195,495

Water and Sewer — 10.2%
Central Utah Water Conservancy District, 5.00%, 10/1/20	$1,000	$1,246,140
Central Utah Water Conservancy District, 5.00%, 10/1/23(1)	595	721,610
Central Utah Water Conservancy District, 5.00%, 10/1/24(1)	780	940,618
Columbus, GA, Water & Sewer Revenue, 5.00%, 5/1/25	1,000	1,224,930
East Richland County, SC, Public Service District, Sewer System Revenue, 4.00%, 1/1/22	1,335	1,552,124
Fairfax County, VA, Water Authority, 5.00%, 4/1/25	2,265	2,858,407
Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/30	680	809,220

4

Security	Principal Amount (000’s omitted)	Value
Lafayette, CO, Water Revenue, 5.00%, 12/1/24	$1,080	$1,324,534
Lafayette, CO, Water Revenue, 5.00%, 12/1/27	665	805,707
Lakeland, FL, Water and Wastewater Revenue, 5.00%, 10/1/26	1,070	1,291,437
Louisville and Jefferson County, KY, Waterworks and Water System Revenue, 4.00%, 11/15/21	75	86,927
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/22	2,000	2,587,100
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/23	1,700	2,109,037
Michigan Finance Authority, (Revolving Fund - Clean Water), 5.00%, 10/1/19	4,385	5,484,451
Michigan Finance Authority, (Revolving Fund - Drinking Water), 5.00%, 10/1/19	1,000	1,250,730
Michigan Finance Authority, (Revolving Fund - Drinking Water), 5.00%, 10/1/20	1,420	1,789,910
Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control, 4.00%, 7/1/13	2,115	2,168,594
New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/19	50	59,166
New York, NY, Municipal Water Finance Authority, Water and Sewer System, 5.00%, 6/15/20	1,325	1,656,528
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System, 4.00%, 6/1/24	2,000	2,286,820
Rogers, AR, Water Revenue, 2.00%, 11/1/19	100	104,539
Rogers, AR, Water Revenue, 2.25%, 11/1/20	200	211,160
Rogers, AR, Water Revenue, 2.75%, 11/1/23	140	149,131
South Dakota Conservancy District, 5.00%, 8/1/24	2,505	3,137,863
Tucson, AZ, Water System Revenue, 5.00%, 7/1/18	1,500	1,830,180

		$37,686,863

Water Revenue — 1.9%
California Department of Water Resources, (Central Valley Project), 5.00%, 5/1/21	$4,525	$5,458,417
California Department of Water Resources, (Central Valley Project), 5.00%, 12/1/27	1,315	1,653,902

		$7,112,319

Total Tax-Exempt Investments — 95.2% (identified cost $342,984,553)		$352,186,931

Other Assets, Less Liabilities — 4.8%		$17,909,643

Net Assets — 100.0%		$370,096,574

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

At October 31, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is less than 10% individually.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2012, 14.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 8.1% of total investments.

(1)	When-issued security.

5

The Fund did not have any open financial instruments at October 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$342,984,486

Gross unrealized appreciation	$9,207,238
Gross unrealized depreciation	(4,793)

Net unrealized appreciation	$9,202,445

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$352,186,931	$—	$352,186,931
Total Investments	$—	$352,186,931	$—	$352,186,931

The Fund held no investments or other financial instruments as of January 31, 2012 whose fair value was determined using Level 3 inputs. At October 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Tax-Advantaged Bond Strategies Long Term Fund

October 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 90.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.2%
New York Environmental Facilities Corp., Revolving Fund Revenue, 5.00%, 6/15/29	$50	$60,763

		$60,763

Education — 9.9%
California Educational Facilities Authority, (Pepperdine University), 5.00%, 9/1/33	$500	$590,900
New Jersey Educational Facilities Authority, (Princeton Theological), 5.00%, 7/1/26	500	614,090
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/31	1,000	1,132,820
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/29	50	59,823
University of California, 5.125%, 5/15/29	80	94,327
University of California, 5.75%, 5/15/27	500	620,790
University of Virginia, 5.00%, 9/1/27	150	185,554
Washington State University, 5.00%, 4/1/32	15	17,244

		$3,315,548

Electric Utilities — 1.8%
San Antonio, TX, Electric and Gas Revenue, 5.00%, 2/1/25	$500	$590,600

		$590,600

Escrowed/Prerefunded — 3.2%
Mansfield, TX, Independent School District, (PSF Guaranteed), Prerefunded to 2/15/14, 5.00%, 2/15/29	$1,000	$1,060,480

		$1,060,480

General Obligations — 35.3%
Beaumont, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/28	$100	$120,392
Brenham, TX, Independent School District, (PSF Guaranteed), 0.00%, 2/15/28	1,355	813,976
Chaffey, CA, Community College District, 5.00%, 6/1/29	500	592,115
Chester County, PA, 5.00%, 11/15/32	500	615,610
Chesterfield County, VA, 5.00%, 1/1/13	500	504,070
Cypress-Fairbanks, TX, Independent School District, 5.00%, 2/15/33(1)	500	591,600
Dallas, TX, Independent School District, (PSF Guaranteed), 6.25%, 2/15/24	85	105,879
Georgia, 5.00%, 7/1/30	1,000	1,241,120
Lake County, IL, Community Consolidated School District No. 50, 5.75%, 1/1/31	100	117,526
Las Vegas Valley Water District, NV, 5.00%, 2/1/27	400	463,512
Loudoun County, VA, 5.00%, 12/1/22	50	62,764
Louisiana, 5.00%, 9/1/25	500	615,375
Lubbock, TX, Independent School District, 5.00%, 2/15/35	1,000	1,186,450
Menlo Park, CA, City School District, 5.00%, 7/1/30	1,000	1,222,610
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/26	500	308,120
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/27	1,000	588,150
Nevada, (Capital Improvement, Cultural Affairs and Refunding), 5.00%, 8/1/25	450	535,883
Orange Beach, AL, 5.00%, 2/1/27	500	599,595
Pasadena, TX, Independent School District, 5.00%, 2/15/32	55	66,459
Phoenix, AZ, 4.50%, 7/1/24	200	212,156
Rhode Island and Providence Plantations (Consolidated Capital Development), 5.00%, 10/15/30	500	595,710
Round Rock, TX, Independent School District, 5.00%, 8/1/33	500	575,010
Temple, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/1/22	100	116,112

		$11,850,194

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 5.4%
Charlotte-Mecklenburg, NC, Hospital Authority, 5.125%, 1/15/37	$40	$44,887
Cobb County, GA, Kennestone Hospital Authority, 5.00%, 4/1/30(1)	500	590,110
Fairfax County,VA, Industrial Development Authority, 5.00%, 5/15/25	500	599,160
Massachusetts Development Finance Agency, (Partners Healthcare System), 5.00%, 7/1/26	500	594,270

		$1,828,427

Insured-General Obligations — 3.6%
West Virginia, (FGIC), (NPFG), 5.20%, 11/1/26	$1,000	$1,224,970

		$1,224,970

Lease Revenue/Certificates of Participation — 5.5%
Virginia Resources Authority Infrastructure Revenue, (Pooled Funding Program), 5.00%, 11/1/29	$1,000	$1,254,710
Watauga, NC, Public Facilities Corp., 5.00%, 6/1/27	500	589,815

		$1,844,525

Other Revenue — 1.4%
Oregon State Department of Administrative Services, Lottery Revenue, 5.00%, 4/1/32	$390	$467,544

		$467,544

Special Tax Revenue — 8.6%
Draper, UT, Sales Tax Revenue, 5.00%, 5/1/32	$500	$584,155
Durham Capital Financing Corp., NC, 5.00%, 6/1/24	500	629,120
Illinois, Sales Tax Revenue, 5.00%, 6/15/29	450	521,991
Michigan Finance Authority, (Unemployment Obligation Assessment), 5.00%, 7/1/23	500	536,600
Watauga, NC, Public Facilities Corp., 5.00%, 6/1/24	500	604,885

		$2,876,751

Transportation — 4.8%
Chicago Transit Authority, IL, 5.25%, 12/1/31	$450	$528,210
San Bernardino County, CA, Transportation Authority, 5.00%, 3/1/26	900	1,099,233

		$1,627,443

Water and Sewer — 10.5%
Canadian River, TX, Municipal Water Authority, (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/31	$500	$576,650
Cape Fear, NC, Public Utility Authority, Water and Sewer System, 5.00%, 8/1/28	300	358,734
Charleston, SC, Waterworks and Sewer Revenue, 5.00%, 1/1/29	100	120,532
Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/30	500	595,015
Lakeland, FL, Water and Wastewater Revenue, 5.00%, 10/1/28	500	597,360
Massachusetts Water Pollution Abatement Trust (Revolving Fund), 5.00%, 8/1/32	500	597,075
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.50%, 6/15/22	25	30,982
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.625%, 6/15/24	50	61,813
Rhode Island Clean Water Finance Agency (Revolving Fund), 5.00%, 10/1/32	500	597,295

		$3,535,456

Total Tax-Exempt Investments — 90.2% (identified cost $29,147,937)		$30,282,701

Other Assets, Less Liabilities — 9.8%		$3,280,507

Net Assets — 100.0%		$33,563,208

2

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

At October 31, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	17.3%
California	15.2%
Others, representing less than 10% individually	57.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2012, 4.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies.

(1)	When-issued security.

The Fund did not have any open financial instruments at October 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$29,147,902

Gross unrealized appreciation	$1,134,799
Gross unrealized depreciation	—

Net unrealized appreciation	$1,134,799

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$30,282,701	$—	$30,282,701
Total Investments	$—	$30,282,701	$—	$30,282,701

The Fund held no investments or other financial instruments as of January 31, 2012 whose fair value was determined using Level 3 inputs. At October 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	December 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	December 26, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	December 26, 2012